Accumulated Other Comprehensive Income (Loss) - Reclassification Adjustments From Accumulated Other Comprehensive Income (Loss) (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax effect									$ 0	$ 0
Reclassification from accumulated other comprehensive income (loss) to other revenues, net of taxes									243,000,000	(93,000,000)	$ 589,000,000
OneMain Holdings, Inc. [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes									86,000,000	52,000,000	39,000,000
Income tax effect	$ 2,000,000	$ 8,000,000	$ 16,000,000	$ 87,000,000	$ (134,000,000)	$ 1,000,000	$ (8,000,000)	$ 8,000,000	113,000,000	(133,000,000)	272,000,000
Reclassification from accumulated other comprehensive income (loss) to other revenues, net of taxes	27,000,000	25,000,000	26,000,000	165,000,000	(168,000,000)	19,000,000	21,000,000	35,000,000	243,000,000	(93,000,000)	589,000,000
Other revenues	$ 147,000,000	$ 158,000,000	$ 165,000,000	$ 303,000,000	$ 108,000,000	$ 47,000,000	$ 55,000,000	$ 52,000,000	773,000,000	262,000,000	746,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | OneMain Holdings, Inc. [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income (loss) to other revenues, net of taxes									14,000,000	8,000,000	5,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member] | OneMain Holdings, Inc. [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes									15,000,000	12,000,000	8,000,000
Income tax effect									(5,000,000)	(4,000,000)	(3,000,000)
Reclassification from accumulated other comprehensive income (loss) to other revenues, net of taxes									10,000,000	8,000,000	5,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Foreign Currency Adjustment Attributable to Parent [Member] | OneMain Holdings, Inc. [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other revenues									$ 4,000,000	$ 0	$ 0